STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION

7. STOCK BASED COMPENSATION

Under the terms of the Company’s employment agreement with the Chief Executive Officer, Prateek Dwivedi, and the Chief Technology Officer, Dave Goyette, Mr. Dwivedi and Mr. Goyette have received stock option grants. During the year Mr. Dwivedi received a grant of stock options to purchase up to 3,705,300 (2017 – 1,404,118) shares of the Company’s common stock at a price of $0.06 per share for the first 1,235,100 shares, $0.12 per share for the second 1,235,100 shares and $0.20 per share for the third 1,235,100 shares. The 2017 Option Shares vested rateably over 12 months and 24 months respectively at the date of issuance.

During 2017 Mr. Goyette received a grant of stock options to purchase up to 707,415 shares of the Company’s common stock at a price of $0.50 per share for 433,000 shares and $0.08 per share for 274,415 shares. The Option Shares vested rateably over 12 months and 24 months respectively at the date of issuance.

Summary Stock Compensation Table

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2017	$-	$-	$-	2,111,533	$-
Year ended December 31, 2018	$-	$-	$-	5,816,833	$-

A Summary of the status of the Company’s option grants as of December 31, 2018 and 2017 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2016	2,808,359	$0	5.0	-
Granted	2,111,533	$0.17	5.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2017	4,919,892	$-	5.0	$-
Granted	3,705,300	$0.14	5.0	-
Exercised		$-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2018	8,625,192	$-	5.0	$-

None of the options granted during 2017 vested within the year. The weighted average fair value at the grant date for options during the year ended December 31, 2017 was estimated using the Black-Scholes option valuation model with the following inputs:

2017
Average expected life in years	5
Average risk-free interest rate	2.20%
Average volatility	253%
Dividend yield	0%

Risk-free interest rates for the options were taken from the 5 year federal treasury rate at December 31, 2017. The expected volatility was based on historical data and other relevant factors such as capital structure and the nature of the Company.

In calculating the expected life of stock options, the Company determines the amount of time from grant date to expected contractual term date for vested options. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2018 and December 31, 2017 and the weighted average grant date fair value is presented below:

2018	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	4,816,987	$0.14	$679,553
Non-vested	3,808,205	$0.13	$477,570
Total	8,625,192	$0.13	$1,157,103

2017	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	3,410,191	$0.14	$476,080
Non-vested	1,509,701	$0.14	$211,706
Total	4,919,892	$0.14	$687,786

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2017:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2016	20,591,686	-	-
Granted during the year	5,433,230	$0.0818	4.55
Exercised during the year	13,300,539	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	12,694,377	-	-
Granted during the year	47,150,588	$0.075	2
Exercised during the year	3,798,781	$0.033	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	56,046,184	-	-

The Common stock warrants expire in the years ended December 31 as follows:

Year	Amount
2018	-
2019	-
2020	55,096,798
2021	949,386
2022	-
56,046,184